LOANS FOR CAPITAL LEASE BUSINESS - Additional Information (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Long-term Debt	$ 0
Bank Loan [Member]
Within 1 year		$ 338,763
Between 1 to 2 years		0
Between 2 to 3 years		0
Between 3 to 4 years		0
Between 4 to 5 years		0
Beyond 5 years		0
Long-term Debt		338,763
Notes Payable, Other Payables [Member]
Within 1 year		377,393
Between 1 to 2 years		0
Between 2 to 3 years		0
Between 3 to 4 years		0
Between 4 to 5 years		0
Beyond 5 years		0
Long-term Debt		$ 377,393